UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, February 2, 2011
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 644
Form 13F Information Table Value Total: $108,786
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
AT&T INC
Common Stocks
00206R102
2658
90479
90479
0
0
90479
0
0

BANK OF AMERICA CORP
Common Stocks
060505104
146
10910
10910
0
0
10910
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
1880
22239
22239
0
0
22239
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
1914
23891
23891
0
0
23891
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1593
17140
17140
0
0
17140
0
0

BOEING COMPANY
Common Stocks
097023105
1424
21821
21821
0
0
21821
0
0

CANADIAN NATL RAILWAY CO
Common Stocks
136375102
216
3250
3250
0
0
3250
0
0

CBS CORP NEW CL B
Common Stocks
124857202
1105
57982
57982
0
0
57982
0
0

CHEVRON CORP
Common Stocks
166764100
2000
21913
21913
0
0
21913
0
0

CHICAGO BRIDGE AND IRON
Common Stocks
167250109
1423
43250
43250
0
0
43250
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1382
68299
68299
0
0
68299
0
0

COCA-COLA CO
Common Stocks
191216100
4243
64505
64505
0
0
64505
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
1997
29320
29320
0
0
29320
0
0

DANAHER CORP
Common Stocks
235851102
2207
46778
46778
0
0
46778
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
1717
23100
23100
0
0
23100
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
258
6050
6050
0
0
6050
0
0

ELI LILLY & CO
Common Stocks
532457108
1112
31747
31747
0
0
31747
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
919
16079
16079
0
0
16079
0
0

ENVIRONMENTAL REMEDIATN HLDG CORP
Common Stocks
29406V100
75
75000
75000
0
0
75000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1150
27616
27616
0
0
27616
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
6942
94946
94946
0
0
94946
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
765
52102
52102
0
0
52102
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
2979
162872
162872
0
0
162872
0
0

GENERAL MILLS INC
Common Stocks
370334104
2175
61100
61100
0
0
61100
0
0

GILEAD SCIENCES, INC.
Common Stocks
375558103
759
20952
20952
0
0
20952
0
0

HALLIBURTON CO
Common Stocks
406216101
1902
46574
46574
0
0
46574
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
2861
67968
67968
0
0
67968
0
0

HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
204
4001
4001
0
0
4001
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
2827
52942
52942
0
0
52942
0
0

INTEL CORP
Common Stocks
458140100
1628
77414
77414
0
0
77414
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
422
2875
2875
0
0
2875
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
3506
56680
56680
0
0
56680
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
2095
54847
54847
0
0
54847
0
0

JP MORGAN CHASE & CO
Common Stocks
46625H100
219
5169
5169
0
0
5169
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
2750
43628
43628
0
0
43628
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
0
332327
332327
0
0
332327
0
0

KRAFT FOODS
Common Stocks
50075N104
645
20474
20474
0
0
20474
0
0

MASCO CORP
Common Stocks
574599106
963
76055
76055
0
0
76055
0
0

MASSMUTUAL CORP INVESTORS
Common Stocks
576292106
957
31314
31314
0
0
31314
0
0

MCDONALD'S CORP
Common Stocks
580135101
209
2725
2725
0
0
2725
0
0

MEDTRONIC INC
Common Stocks
585055106
1356
36551
36551
0
0
36551
0
0

MERCK & CO INC
Common Stocks
58933Y105
2029
56291
56291
0
0
56291
0
0

MICROSOFT CORP
Common Stocks
594918104
1969
70540
70540
0
0
70540
0
0

NESTLES SA - ADR
Common Stocks
641069406
1548
26320
26320
0
0
26320
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
633
50420
50420
0
0
50420
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
375
3820
3820
0
0
3820
0
0

PEPSICO INC
Common Stocks
713448108
4144
63431
63431
0
0
63431
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
4694
80194
80194
0
0
80194
0
0

PRAXAIR INC
Common Stocks
74005P104
3242
33955
33955
0
0
33955
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4657
72391
72391
0
0
72391
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
226
5200
5200
0
0
5200
0
0

RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
090624990
0
368484
368484
0
0
368484
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1222
33332
33332
0
0
33332
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1541
23070
23070
0
0
23070
0
0

SIEMENS AG - ADR
Common Stocks
826197501
247
1985
1985
0
0
1985
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2505
65528
65528
0
0
65528
0
0

SPECTRA ENERGY
Common Stocks
847560109
2092
83722
83722
0
0
83722
0
0

STRYKER CORP
Common Stocks
863667101
236
4400
4400
0
0
4400
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2848
44122
44122
0
0
44122
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1705
52471
52471
0
0
52471
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2202
30339
30339
0
0
30339
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3836
48735
48735
0
0
48735
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1013
28317
28317
0
0
28317
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
239
7650
7650
0
0
7650
0
0
